Redeemable Noncontrolling Interests - Additional Information (Detail) - Redeemable Non-controlling Interests - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Certain subsidiary 1
Temporary Equity Disclosure [Abstract]
Stock repurchased during period, shares		16,848,082
Certain subsidiary 2
Temporary Equity Disclosure [Abstract]
Preferred stock shares issued during the period	2,537,194	659,564	407,103